Note 14 - Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
VAT receivables	$ 216	$ 143
Prepayments	955	1,692
Receivables from collaboration partners	37	9
Other receivables	65	108
Total prepayments and other receivables	$ 1,273	$ 1,952